Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000004010 | BAWAG Group
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000004010 | SPIE
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000004010 | MercadoLibre
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000004010 | Montana Aerospace
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000004010 | flatexDEGIRO
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000004010 | Redcare Pharmacy
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000004010 | Spirax Group
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000004010 | Badger Infrastructure Solutions
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000004010 | Hoa Phat Group
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000004010 | DPM Metals
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000004010 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000004010 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000004010 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000004010 | Materials
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000004010 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000004010 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000004010 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000004010 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000004010 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000004010 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000166320 | BAWAG Group
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000166320 | SPIE
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000166320 | MercadoLibre
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000166320 | Montana Aerospace
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000166320 | flatexDEGIRO
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000166320 | Redcare Pharmacy
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000166320 | Spirax Group
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000166320 | Badger Infrastructure Solutions
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000166320 | Hoa Phat Group
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000166320 | DPM Metals
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000166320 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000166320 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000166320 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000166320 | Materials
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000166320 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000166320 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000166320 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000166320 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000166320 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000166320 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000225807 | BAWAG Group
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000225807 | SPIE
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000225807 | MercadoLibre
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000225807 | Montana Aerospace
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000225807 | flatexDEGIRO
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000225807 | Redcare Pharmacy
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000225807 | Spirax Group
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000225807 | Badger Infrastructure Solutions
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000225807 | Hoa Phat Group
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000225807 | DPM Metals
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000225807 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000225807 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000225807 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000225807 | Materials
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000225807 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000225807 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000225807 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000225807 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000225807 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000225807 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	4.10%